INCOME TAX: (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAX: [Abstract]
Schedule of deferred income taxes
	As of December 31
	2014	2013
In respect of:
Net operating loss carry forward	$4,019	$3,963
Research and development	2,121	490
Other	101	31
Less - valuation allowance	(6,241)	(4,484)
Net deferred tax assets	$-	$-

Schedule rollforward of valuation allowance
Balance at January 1, 2013	$3,797
Additions	687
Balance at December 31, 2013	4,484
Additions	1,757
Balance at December 31, 2014	$6,241